Assets held for sale (Details) - CAD ($) $ in Millions		12 Months Ended
	May 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 12, 2024
Long Lived Assets Held-for-sale [Line Items]
Loss on assets held for sale		$ 0	$ 78	$ 0
Operating lease right-of-use assets		440	$ 485
Operating lease liability		$ 424
Track and Roadway
Long Lived Assets Held-for-sale [Line Items]
Operating lease right-of-use assets					$ 124
Operating lease liability					$ 124
Disposal Group, Held-for-sale, Not Discontinued Operations | Track and Roadway
Long Lived Assets Held-for-sale [Line Items]
Impairment loss, pre-tax	$ 78
Loss on assets held for sale	$ 58